Annual Total Returns ((WFA Absolute Return Fund))	0 Months Ended
Feb. 01, 2013
(Administrator) | Administrator Class
Bar Chart Table:
Annual Return 2003
Annual Return 2004	17.07%
Annual Return 2005	15.38%
Annual Return 2006	11.90%
Annual Return 2007	10.27%
Annual Return 2008	(12.04%)
Annual Return 2009	19.56%
Annual Return 2010	3.94%
Annual Return 2011	2.92%
Annual Return 2012	8.63%
(Institutional) | Institutional Class
Bar Chart Table:
Annual Return 2003
Annual Return 2004	17.07%
Annual Return 2005	15.38%
Annual Return 2006	11.90%
Annual Return 2007	10.27%
Annual Return 2008	(12.04%)
Annual Return 2009	19.56%
Annual Return 2010	3.94%
Annual Return 2011	2.92%
Annual Return 2012	8.70%
(Retail) | Class A
Bar Chart Table:
Annual Return 2003
Annual Return 2004	16.89%
Annual Return 2005	15.19%
Annual Return 2006	11.72%
Annual Return 2007	10.09%
Annual Return 2008	(12.18%)
Annual Return 2009	19.37%
Annual Return 2010	3.78%
Annual Return 2011	2.75%
Annual Return 2012	8.56%